COMMITMENTS AND CONTINGENT LIABILITIES (Schedule of Weighted-Average Remaining Lease Term and Discount Rate) (Details)	Dec. 31, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Weighted-average remaining lease term	2 years 1 month 6 days	2 years 10 months 24 days
Weighted-average discount rate	1.49%	1.39%